MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2017				2016
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$22,294	$(63)	$3	$22,234	$15,361	$(10)	$51	$15,402
Corporate debentures	20,354	(20)	5	20,339	5,046	-	4	5,050

Total available-for-sale marketable securities	$42,648	$(83)	$8	$42,573	$20,407	$(10)	$55	$20,452

Marketable securities with contractual maturities from one to three years are as follows:

	December 31,
	2017				2016
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$14,463	$(61)	$2	$14,404	$31,040	$(45)	$76	$31,071
Corporate debentures	9,554	(19)	32	9,567	28,980	(26)	65	29,019

Total available-for-sale marketable securities	$24,017	$(80)	$34	$23,971	$60,020	$(71)	$141	$60,090

Marketable securities with contractual maturities of more than three years are as follows:

	December 31,
	2017				2016
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$13,603	$(198)	$-	$13,405	$7,738	$(111)	$-	$7,627
Corporate debentures	17,308	(257)	-	17,051	7,281	(60)	29	7,250

Total available-for-sale marketable securities	$30,911	$(455)	$-	$30,456	$15,019	$(171)	$29	$14,877

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2017 and 2016 were as follows:

	December 31, 2017
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$40,104	$(275)	$6,486	$(48)	$46,590	$(323)
Corporate debentures	29,280	(226)	8,173	(69)	37,453	(295)

Total available-for-sale marketable securities	$69,384	$(501)	$14,659	$(117)	$84,043	$(618)

	December 31, 2016
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$20,118	$(139)	$2,325	$(28)	$22,443	$(167)
Corporate debentures	13,444	(79)	1,013	(6)	14,457	(85)

Total available-for-sale marketable securities	$33,562	$(218)	$3,338	$(34)	$36,900	$(252)

As of December 31, 2017 the Company had 14 investments with continuous unrealized loss for more than 12 months.

As of December 31, 2017 and 2016, interest receivable amounted to $ 833 and $ 866, respectively, and is included within available-for-sale marketable securities in the balance sheets.